Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carry-forwards	$ 111,265	$ 236,963	$ 1,556,422
Total of deferred tax assets	111,265	236,963	1,556,422
Less: valuation allowance	(111,265)	(236,963)	(1,556,422)
Net deferred assets